Revenue Recognition	6 Months Ended
Jun. 30, 2018
Revenue Recognition
REVENUE RECOGNITION
NOTE 3:-	REVENUE RECOGNITION

In May 2014, the Financial Accounting Standards Board (“FASB”) issued a new guidance related to revenue recognition, which outlines a comprehensive revenue recognition model and supersedes most current revenue recognition guidance. ASC 606 requires a company to recognize revenue as control of goods or services transfers to a customer at an amount that reflects the expected consideration to be received in exchange for those goods or services. It defines a five-step approach for recognizing revenue, which may require a company to use more judgment and make more estimates than under the prior guidance. The Company adopted ASC 606 on January 1, 2018 for all open contracts at the date of initial application, and applied the standard using modified retrospective approach, with the cumulative effect of applying ASC 606 recognized as an adjustment to the opening retained earnings balance. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period. The adoption of ASC 606 did not have a significant impact on the Company’s financial statements.

Under ASC 606, an entity recognizes revenue when or as it satisfies a performance obligation by transferring software license or Software services to the customer, either at a point in time or over time. The Company recognizes its revenues from software sales at a point in time upon delivery of its software license. The Company recognizes revenue over time on significant customization contracts that are covered by contract accounting standards using cost inputs to measure progress toward completion of its performance obligations, which is similar to the method prior to the adoption of ASC 606.

The following table includes estimated revenue expected to be recognized in future periods related to performance obligations that are unsatisfied or partially unsatisfied at the end of the reporting period and are part of a contract that has an original expected duration of more than one year:

	Remainder of 2018	2019	2020	2021 and thereafter
Software license and related revenues and consulting services	$2,661	$4,946	$4,824	$769

In connection with the adoption of ASC 606, the Company is required to capitalize incremental costs that are related to sales during the period, consisting primarily of sales commissions earned when contracts are signed. As of January 1, 2018, the date the Company first adopted ASC 606, the Company did not have capitalized contract acquisition costs related to contracts that were not completed. For contracts that have a duration of less than one year, the Company follows ASC 606’s practical expediency, and expenses these costs when incurred; for contracts with life exceeding one year, the Company records these costs in proportion to each completed contract performance obligation.

For disaggregation of revenue, refer to note 9.

Contract balances:

The following table provides information about trade receivables, contract assets and contract liabilities from contracts with customers (in thousands):

June 30, 2018 (unaudited)
Trade receivables	$75,584
Accrued revenues (short and long-term contract assets)	13,529
Deferred revenues (short-term contract liabilities)	9,082

The Company receives payments from customers based upon contractual payment schedules; trade receivable are recorded when the right to consideration becomes unconditional, and an invoice is issued to the customer. Contract assets include amounts related to the Company’s contractual right to consideration for completed performance objectives not yet invoiced. Contract liabilities (deferred revenue) include payments received in advance of performance under the contract, and are realized with the associated revenue recognized under the contract.

During the six months period ended June 30, 2018, the Company recognized $7,832 that was included in deferred revenues (short-term contract liability) balance at January 1, 2018.

In accordance with ASC 606, the disclosure of the impact of adoption to the Company’s condensed interim consolidated statements of income and balance sheets was as follows:

	Six months ended June 30, 2018
	ASC 606	ASC 605	impact
		Unaudited
Revenue	$1,252	$50	$1,202

The Company pays commissions to sales and marketing and certain management personnel based on their attainment of certain predetermined sales or profit goals. Sales commissions are considered incremental costs of obtaining a contract with a customer and are deferred and amortized. The Company capitalizes and amortizes incremental costs of obtaining a contract, such as certain sales commission costs, on a systematic basis that is consistent with the transfer to the customer of the performance obligations to which the asset relates. The Company generally expenses sales commissions as they are incurred when the amortization period would have been less than one year. Amortization expenses related to these costs are included in sales and marketing expenses in the accompanying condensed interim consolidated statements of operations.

The Company does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one year or less.